Stockholder's Equity	12 Months Ended
Dec. 31, 2010
Stockholder's Equity [Abstract]
Stockholder's Equity

Note 12 – Stockholder's Equity

Stock Split

On December 10, 2010, the Company undertook a 1 for 10 reverse stock split of its common stock. As a result, the Company reduced the number of its authorized shares of common stock from 200,000,000 shares to 20,000,000 shares and reduced the number of authorized shares of "blank check" preferred stock from 5,000,000 shares to 500,000 shares.

Significant Equity Transactions

On December 16, 2009, the Company entered into subscription agreements for the sale of an aggregate of 1,674,000 shares of common stock at a purchase price of $2.50 per share resulting in gross proceeds of approximately $4.2 million. This offering was an "at the market" offering conducted as a takedown from the Company's shelf registration statement which was declared effective by the Securities and Exchange Commission in January 2007. Under the terms of the subscription agreements, the closing of the offering was subject to the restructure of the Wachovia obligations and the proceeds from the subscriptions were deposited in escrow pending satisfaction of the closing condition. On December 28, 2009, following the restructure of the Wachovia obligations as described earlier in this report, the offering was closed. Included purchasers in this offering along with several institutional investors were members of the Company's Board of Directors, their affiliates, and its executive officers who purchased an aggregate of approximately $1.7 million in the offering upon the same terms and conditions as the other investors. The Company did not engage the services of an underwriter or placement agent in this offering, but paid a finder's fee of $48,000 to a broker dealer and member of FINRA. Additional fees incurred with the sale of common stock included $45,000 in listing fees and approximately $45,000 in legal fees.

Treasury Stock

The Company has 551,696 shares of stock in its treasury at a combined total value of approximately $2.1 million. The cost method was used in recording the purchase of the treasury stock.

Warrants Outstanding

As of December 31, 2010, the Company had outstanding warrants for the potential issuance of 643,958 shares of common stock. Exercise price ranges from $3.00 to $35.00 as of December 31, 2010. These warrants were primarily issued in connection with private placements and debt issuances and reflect the balances after the 226,093 shares were exercised in September 2009 (see below) for approximately $0.6 million or $2.70 per share. In August 2009, the Company issued 40,000 warrants to an Investor Relations firm as partial compensation for services. The 40,000 warrants are divided into four tranches of 10,000 warrants per tranche with exercises prices of $3.00, $5.00, $10.00 and $15.00. The warrants exercise over a 24 month period on a pro-rata basis and have a term of five years. All of these warrants are exercisable for five years.

As a result of the granting of the investor relations warrants, the Company triggered the anti-dilution protection for warrants issued to investors in 2006 as part of their purchase and conversion of Series A Preferred Stock ("Investor Warrants"). As a result of the floor on each warrant the following represents the warrants that were outstanding, the stated exercise price and the adjusted exercise price. The Company issued 520,000 warrants with an exercise price of $25.00 per share, which was reduced to the floor of $20.00 per share. The Company issued 200,000 warrants with an exercise price of $30.50 per share, which was reduced to the floor of $25.00 per share. The Company issued 100,000 warrants with an exercise price of $40.00 per share, which was reduced to the floor of $35.00 per share.

Additionally, during the third quarter of 2009 the Company temporarily, from September 21, 2009 to September 29, 2009 ("Reduction Period"), re-priced the Investor Warrants. The Company provided a modification to the warrant agreements that i) reduced the exercise price from all the warrants ranging from $20.00 – $35.00 per share to $27.00 per share, the market price during the Reduction Period and ii) removed the cashless exercise feature. During the Reduction Period, 226,093 warrants were exercised.

The following table summarizes information about stock warrants outstanding as of December 31, 2010:

Range of Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$3.00 – $15.00	40,000	3.58	$8.25

$15.01 – $25.00	376,490	0.26	$20.00

$25.01 – $35.00	227,468	0.83	$28.67

Total	643,958	0.62	$22.33
Exercisable	632,291	0.62	$22.33